Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Geneva SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.genevacap.com/mutual-fund. You can also request this information by contacting us at 1-855-213-2973.
Additional Information Phone Number	1-855-213-2973
Additional Information Website	https://www.genevacap.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
The Geneva SMID Cap Growth Fund  underperformed the Russell 2500 Growth Index for the one-year period ended August 31, 2026. The period remained challenging for the Fund’s quality bias. Across small and mid cap stocks, companies with lower ROE and nonearning companies materially outperformed higher-quality, profitable companies. For example, in small cap the lowest ROE quintile returned 46.9% versus 22.4% for the highest ROE quintile, while nonearners returned 47.4% versus 22.7% for earners. Similar patterns were evident in mid cap. These quality headwinds negatively impacted relative performance given the Fund’s bias for investing in high-quality, profitable businesses with great management teams, low levels of debt and strong sustainable records of growth.
At the industry level the greatest detractors from performance were industrials, consumer discretionary and technology, which detracted 5.35%, 5.10% and 3.20%, respectively. The weakness in these areas was primarily due to stock selection. Detracting from performance at the stock level were CoStar Group, Tyler Technologies and Rollins, which were down 68.3%, 33.9% and 35.3%, respectively. Contributing to performance at the industry level were consumer staples, utilities and basic materials, which added 0.48%, 0.44% and 0.39%, respectively. The strongest individual contributors were Keysight Technologies, Monolithic Power Systems and Onto Innovation, which were up 97.1%, 52.7% and 152.6%, respectively. Benchmark holdings we did not own also created meaningful headwinds, most notably Bloom Energy and Comfort Systems, which were up 376.0% and 164.0%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/03/2021)
Institutional Class (without sales charge)	-5.29	-1.33
S&P 500 TR	20.38	12.74
Russell 2500 Growth Total Return	15.32	3.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.genevacap.com/mutual-fund for more recent performance information.
Net Assets	$ 41,736,656
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 68,462
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$41,736,656
Number of Holdings	36
Net Advisory Fee	$68,462
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Keysight Technologies, Inc.	6.2%
RBC Bearings, Inc.	5.1%
Repligen Corp.	4.6%
ExlService Holdings, Inc.	4.3%
First American Government Obligations Fund	4.2%
Axon Enterprise, Inc.	4.1%
Balchem Corp.	4.0%
Exponent, Inc.	3.7%
Onto Innovation, Inc.	3.5%
Monolithic Power Systems, Inc.	3.4%

Top 10 Industries	(% of net assets)
Professional Business Support Services	8.2%
Medical Equipment	7.8%
Software	6.8%
Production Technology Equipment	6.3%
Electronic Equipment Gauges and Meters	6.2%
Metal Fabricating	5.1%
Consumer Services: Misc.	4.7%
Building Climate Control	4.1%
Defense	4.1%
Specialty Chemicals	4.0%

Updated Prospectus Web Address	https://www.genevacap.com/mutual-fund